Taxes (Details) - Loss Before Income Taxes was Attributable to the Following Geographic Locations - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loss Before Income Taxes was Attributable to the Following Geographic Locations [Abstract]
Mainland China	$ (3,753,164)	$ (4,559,780)
Others	(2,073,986)	(1,800,450)
Total	$ (5,827,150)	$ (6,360,230)